Segment Information (Pre-tax Income) (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue earning equipment
Adjusted pretax income	$ 2		$ (243)	$ (995)	$ 649	$ 433
Income (loss) before income taxes	268		(361)	$ (2,052)	13	$ (257)
European Fleet Notes, 4.375 Percent, Due January 2019 [Member]
Revenue earning equipment
Interest rate				4.375%
European Securitization, Due January 2019
Revenue earning equipment
Interest rate						4.375%
Non cash debt charges
Revenue earning equipment
Income (loss) before income taxes				$ (50)	(38)	$ (36)
Loss on extinguishment of vehicle debt
Revenue earning equipment
Income (loss) before income taxes				(5)	0	(22)
Restructuring and restructuring related charges
Revenue earning equipment
Income (loss) before income taxes				(64)	(14)	(32)
Intangible and other asset impairments
Revenue earning equipment
Income (loss) before income taxes				(213)	0	0
Information technology and finance transformation costs
Revenue earning equipment
Income (loss) before income taxes	(6)		(17)	(42)	(114)	(98)
Reorganization items, net
Revenue earning equipment
Income (loss) before income taxes				(175)	0	0
Pre-reorganization charges and non-debtor financing charges
Revenue earning equipment
Income (loss) before income taxes	(23)		0	(109)	0	0
Other items
Revenue earning equipment
Income (loss) before income taxes	83		25	(21)	44	7
Americas RAC
Revenue earning equipment
Impairment of indefinite-lived intangible assets		$ 193		20
Operating Segments
Revenue earning equipment
Adjusted pretax income	31		(220)	(946)	727	539
Operating Segments | Americas RAC
Revenue earning equipment
Adjusted pretax income	26		(206)	(810)	512	269
Operating Segments | International RAC
Revenue earning equipment
Adjusted pretax income	(8)		(38)	(229)	115	188
Operating Segments | All Other Operations
Revenue earning equipment
Adjusted pretax income	13		24	93	100	82
Corporate
Revenue earning equipment
Adjusted pretax income	(29)		(23)	(49)	(78)	(106)
The Hertz Corporation
Revenue earning equipment
Adjusted pretax income	2		(243)	(995)	649	433
Income (loss) before income taxes	268		(359)	(2,183)	20	(250)
The Hertz Corporation | Donlen Canadian Securitization
Revenue earning equipment
Proceeds from sale of productive assets				16
The Hertz Corporation | Non cash debt charges
Revenue earning equipment
Income (loss) before income taxes	(28)		(9)	(50)	(38)	(36)
The Hertz Corporation | Loss on extinguishment of vehicle debt
Revenue earning equipment
Income (loss) before income taxes				(5)	0	(22)
The Hertz Corporation | Restructuring and restructuring related charges
Revenue earning equipment
Income (loss) before income taxes				(64)	(14)	(32)
The Hertz Corporation | Intangible and other asset impairments
Revenue earning equipment
Income (loss) before income taxes				(213)	0	0
The Hertz Corporation | Write-off of intercompany loan
Revenue earning equipment
Income (loss) before income taxes				(133)	0	0
The Hertz Corporation | Information technology and finance transformation costs
Revenue earning equipment
Income (loss) before income taxes	(6)		(17)	(42)	(114)	(98)
The Hertz Corporation | Reorganization items, net
Revenue earning equipment
Income (loss) before income taxes				(175)	0	0
The Hertz Corporation | Pre-reorganization charges and non-debtor financing charges
Revenue earning equipment
Income (loss) before income taxes	(23)		0	(109)	0	0
The Hertz Corporation | Other items
Revenue earning equipment
Income (loss) before income taxes	83		25	(21)	44	7
Proceeds from sale of productive assets					30	20
The Hertz Corporation | Operating Segments
Revenue earning equipment
Adjusted pretax income	31		(220)	(946)	727	539
The Hertz Corporation | Operating Segments | Americas RAC
Revenue earning equipment
Adjusted pretax income	26		(206)	(810)	512	269
The Hertz Corporation | Operating Segments | International RAC
Revenue earning equipment
Adjusted pretax income	(8)		(38)	(229)	115	188
The Hertz Corporation | Operating Segments | All Other Operations
Revenue earning equipment
Adjusted pretax income	13		24	93	100	82
The Hertz Corporation | Corporate
Revenue earning equipment
Adjusted pretax income	(29)		(23)	(49)	(78)	(106)
Fair Value, Measurements, Nonrecurring | Brazil Operations | The Hertz Corporation | Other items
Revenue earning equipment
Gain (loss) on disposal						6
Non-vehicle Capital Assets | The Hertz Corporation | Other items
Revenue earning equipment
Proceeds from sale of productive assets					39
Vehicle Damages | The Hertz Corporation | Other items
Revenue earning equipment
Proceeds from sale of productive assets				18
Non-vehicle | Non-vehicle depreciation and amortization
Revenue earning equipment
Income (loss) before income taxes	(54)		(53)	(225)	(203)	(218)
Non-vehicle | Non cash debt charges
Revenue earning equipment
Income (loss) before income taxes	(44)		(57)	(153)	(311)	(291)
Non-vehicle | The Hertz Corporation | Non-vehicle depreciation and amortization
Revenue earning equipment
Income (loss) before income taxes	(54)		(53)	(225)	(203)	(218)
Non-vehicle | The Hertz Corporation | Non cash debt charges
Revenue earning equipment
Income (loss) before income taxes	(44)		(55)	(151)	$ (304)	(284)
Vehicle | Non cash debt charges
Revenue earning equipment
Income (loss) before income taxes	$ (28)		$ (9)
Vehicle | The Hertz Corporation | Non-vehicle debt interest, net | European Fleet Notes, 4.375 Percent, Due January 2019 [Member]
Revenue earning equipment
Income (loss) before income taxes				$ (5)		$ (20)